Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies [Abstract]
Commitments and Contingencies
10.	Commitments and Contingencies:

Contingencies

Legal proceedings are a common aspect of the shipping industry and may arise from regulatory matters, contract disputes, or other operational issues. These may include claims related to charter agreements, insurance matters, or regulatory compliance. In March 2024, a shareholder filed a lawsuit in the High Court of the Republic of the Marshall Islands against the Company and its board, alleging fiduciary duty violations related to the issuance of the Series B Preferred Shares in December 2021. The plaintiff was not a shareholder of the Company at the time of the transction at issue in the complaint. The plaintiff sought, among other things, to cancel the Series B Preferred Shares and claimed unspecified damages. In October 2024, the High Court dismissed the lawsuit in full, and in November 2024 the plaintiff filed a notice of appeal. Briefing on the appeal was concluded in May 2025, and oral argument before the Supreme Court of the Republic of the Marshall Islands was held in February 2026. On February 20, 2026, the Supreme Court affirmed the High Court’s dismissal of the lawsuit and the litigation has been concluded.

The Company accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Currently, management is not aware of any such claims or contingent liabilities that should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements. The Company is covered for liabilities associated with the individual vessels’ actions to the maximum limits as provided by Protection and Indemnity (P&I) Clubs, members of the International Group of P&I Clubs.

Commitments

Voyage revenue

The Company operates most of its vessels under lease agreements. Time charters typically may provide for charterers’ options to extend the lease terms and termination clauses. The Company’s time charters range from 10 to 30 months. In addition, the time charters contain termination clauses which protect either the Company or the charterers from material adverse events. Variable lease payments in the Company’s time charters vary based on changes on freight market index. The Company has the option to convert some of these variable lease payments to fixed based on the prevailing Capesize forward freight agreement rates.

The following table sets forth the Company’s future minimum contractual charter revenue based on vessels committed to non-cancelable time charter contracts as at December 31, 2025. For index-linked time charter contracts the calculation was made using the initial charter rates (these amounts do not include any assumed off-hire).

Twelve-month periods ending December 31,	Amount
2026	114,072
2027	24,852
Total	138,924

Commitments under shipbuilding contracts

On October 19, 2025, the Company entered into an agreement with Hengli Shipbuilding (Dalian) Co. and Hengli Shipbuilding (Singapore) Pte. Ltd., for the construction of the Newbuilding 5 for a gross purchase price of $75,159. The vessel is expected to be delivered in the second quarter of 2027. The acquisition of the vessel will be financed with cash on hand and through a sale and leaseback agreement with an affiliate of Huarong (Note 16).

On November 28, 2025, the Company entered into an agreement for the acquisition of the Newbuilding 1, from Jiangsu Hantong Ship Heavy Industry Co., Ltd., for a gross purchase price of $75,750. The vessel is expected to be delivered in the second quarter of 2028. The acquisition of the vessel will be financed with cash on hand and through a sale and leaseback agreement with an affiliate of BOCL (Note 16).

The following table sets forth the Company’s contractual annual payments to be made subsequent to December 31, 2025 based on commitments to non-cancelable contracts as at December 31, 2025.

Twelve-month periods ending December 31,	Amount
2026	44,996
2027	63,687
2028	42,225
Total	150,908

Lease payments – office space

In April 2018, the Company moved into its current office spaces under a five-year lease term, with a Company’s option to extend the lease term for another five-year term. On September 16, 2020, the lease term was amended and set for ten years (i.e., April 2028), with a Company’s option to extend the lease term for two consecutive five-year terms thereafter. The monthly rent was set at Euro 12,747 and after the prepayment of Euro 250,000, on September 22, 2020 resulted in a reduced monthly rent of Euro 10,000 or ($11.8 based on the Euro/U.S. dollar exchange rate of €1.0000: $1.1763 as of December 31, 2025). Under ASC 842, the lease is classified as an operating lease and an “operating lease liability” and an “operating lease, right-of-use asset” based on the present value of future minimum lease payments have been recognized on the balance sheet. The monthly rent expense is recorded in general and administration expenses. The rent expense for the years ended December 31, 2025, 2024 and 2023 was $172, $165 and $166, respectively.

The weighted average discount rate that was used for the recognition of this lease, which was the Company’s incremental borrowing rate at lease commencement, is approximately 6.24%. The following table sets forth the Company’s undiscounted office rental obligations as at December 31, 2025:

Twelve-month periods ending December 31,	Amount
2026	141
2027	141
2028	35
Total	317
Less: discount based on incremental borrowing rate	(103)
Present value of operating lease liability	214

Operating lease liability, current	98
Operating lease liability, non-current	116
Present value of operating lease liability	214